Derivative Instruments - Derivatives Designated As Fair Value Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	$ (2,331)
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	2,333
Ineffectiveness recorded in non-interest revenue - other	(4)
Carrying amount of the hedged item (2)	(9,432)
Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	701
Carrying amount of hedging derivatives liabilities	(668)
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	86
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	(82)
Ineffectiveness recorded in non-interest revenue - other	4
Carrying amount of the hedged item (2)	2,347
Active hedges	(441)
Discontinued hedges	436
Fair value hedges [member] | Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	701
Carrying amount of hedging derivatives liabilities	(668)
Fair value hedges [member] | FVOCI Debt Instruments [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	850
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	(843)
Ineffectiveness recorded in non-interest revenue - other	7
Carrying amount of the hedged item (2)	36,722
Active hedges	(1,160)
Fair value hedges [member] | Deposits and subordinated debt [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	(764)
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	761
Ineffectiveness recorded in non-interest revenue - other	(3)
Carrying amount of the hedged item (2)	(34,375)
Active hedges	719
Discontinued hedges	$ 436